convertible notes payable consists of: (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Debt Instrument [Line Items]
Carrying Value	$ 0	$ 514,390
Convertible Debt [Member]
Debt Instrument [Line Items]
Note Balance	712,023
Debt discount	(197,633)
Carrying Value	514,390
Debt Instrument, Unamortized Discount, Current	197,633
Convertible Debt [Member] | Power Up Lending Group Ltd [Member]
Debt Instrument [Line Items]
Note Balance	39,000
Debt discount	(1,953)
Carrying Value	37,047
Debt Instrument, Unamortized Discount, Current	1,953
Convertible Debt [Member] | Firstfire Global Opportunities Fund L L C [Member]
Debt Instrument [Line Items]
Note Balance	165,000
Debt discount	(32,909)
Carrying Value	132,091
Debt Instrument, Unamortized Discount, Current	32,909
Convertible Debt [Member] | Power Up Lending Group Ltd 1 [Member]
Debt Instrument [Line Items]
Note Balance	53,000
Debt discount	(13,995)
Carrying Value	39,005
Debt Instrument, Unamortized Discount, Current	13,995
Convertible Debt [Member] | Crown Bridge Partners [Member]
Debt Instrument [Line Items]
Note Balance	51,384
Debt discount	(15,095)
Carrying Value	36,289
Debt Instrument, Unamortized Discount, Current	15,095
Convertible Debt [Member] | Morningview Financial L L C [Member]
Debt Instrument [Line Items]
Note Balance	165,000
Debt discount	(64,416)
Carrying Value	100,584
Debt Instrument, Unamortized Discount, Current	64,416
Convertible Debt [Member] | B H P Capital N Y [Member]
Debt Instrument [Line Items]
Note Balance	91,789
Debt discount	0
Carrying Value	91,789
Debt Instrument, Unamortized Discount, Current	0
Convertible Debt [Member] | L A B R Y S F U N D L P [Member]
Debt Instrument [Line Items]
Note Balance	146,850
Debt discount	(69,265)
Carrying Value	77,585
Debt Instrument, Unamortized Discount, Current	$ 69,265